RUN 2022-NQM1 Trust ABS-15G

Exhibit 99.1 Schedule 5

Account Number	Field ID	Original Field Value	Audit Value	Match
88389339	Property_Address	XXX	XXX	FALSE
88389500	UW_FICO_Utilized	XXX	XXX	FALSE
88390457	UW_FICO_Utilized	XXX	XXX	FALSE
88390765	Property_Address	XXX	XXX	FALSE
88394767	UW_FICO_Utilized	XXX	XXX	FALSE
88401002	UW_FICO_Utilized	XXX	XXX	FALSE